Basis of Presentation and Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 743	$ 1,799	$ 5,075	$ 8,813
Research And Development Services
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	733	1,600	3,584	6,811
Product Revenue
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 10	$ 199	$ 1,491	$ 2,002